Corporate Income Taxes-Changes to Net Deferred Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 902	$ 1,112
Deferred tax benefit (expense) for the year recorded in income	771	(267)
Deferred tax benefit (expense) for the year recorded in equity	(945)	100
Other	75	(43)
Ending balance	$ 803	$ 902